S-K 1604(b)(4) De-SPAC Prospectus Summary, Compensation	Jul. 02, 2026
De-SPAC, Compensation, Prospectus Summary [Line Items]
De-SPAC, Compensation, Prospectus Summary, Terms [Text Block]
Sponsor Information
Our sponsor is a Cayman Islands
limited liability company
, which was recently formed to invest in our company. Although our sponsor is permitted to undertake any activities permitted under the Companies Law (as applicable) and other applicable law, our sponsor’s business is focused on investing in our company. David York, our Chief Executive Officer and Chairman, Steven Fletcher, our Chief Operating Officer and director, and Alex Vieux, our advisor, are the managing members of B&R Technology Sponsor LLC (Cayman), and control the management of our sponsor, including the exercise of voting and investment discretion over the securities of our company held by our sponsor. The securities beneficially owned by B&R Technology Sponsor LLC (Cayman) may also be deemed to be beneficially owned by the above individuals. In addition, our independent directors will each receive, for their services as a director, an indirect interest in 25,000 founder shares through membership interests in our sponsor but would have no right to control the sponsor or participate in any decision regarding the disposal of any security held by the sponsor, or otherwise. As of the date of this prospectus, other than Messrs. York, Fletcher and Vieux, no other person has a direct or indirect material interest in our sponsor. Other than our management team, none of the other members of our sponsor will participate in our company’s activities. Our officers and Alex Vieux will hold, indirectly through one or more entities or trusts (including Authentic), whose beneficiaries are family members of such persons, approximately 72% of the sponsor membership interests reflecting indirect interests in the founder shares (approximately 72% in the event the over-allotment option is exercised in full) and approximately 85% of the sponsor membership interests reflecting indirect interests in the private placement units (approximately 85% in the event the over-allotment option is exercised in full). Third party accredited investors with prior business relationships with the managing members of the sponsor, employees and advisors of Authentic and our directors will hold approximately 28% of the sponsor membership interests reflecting indirect interests in the founder shares (approximately 28% in the event the over-allotment option is exercised in full). Such parties will have no right to control the sponsor or participate in any decision regarding the disposal of any security held by the sponsor, and will not have any direct or indirect material i nte
rest in our sponsor.

Entity/Individual	Amount of Compensation to be Received or Securities Issued or to be Issued	Consideration Paid or to be Paid
Jess Enterprises, Inc., an affiliate of our sponsor	$20,000 per month	Office space, administrative and shared personnel support services

B&R Technology Sponsor LLC (Cayman)	12,458,333 Class B Ordinary Shares (of which 1,625,000 are subject to forfeiture to the extent the underwriter does not exercise its overallotment option)	$25,000

687,500 private placement units (or up to 760,625 private placement units if the underwriter’s over-allotment option is exercised in full) to be purchased simultaneously with the closing of this offering; the private placement warrants underlying such private placement units may be exercised on a cashless basis along with the public warrants under the circumstances specified in the warrant agreement that may result in material dilution to our public shareholders
		$6,875,000, (or up to $7,606,250 if the underwriter’s over-allotment option is exercised in full)

Entity/Individual	Amount of Compensation to be Received or Securities Issued or to be Issued	Consideration Paid or to be Paid

	Reimbursement for any out-of-pocket expenses related to identifying, investigating and completing an initial business combination	Services in connection with identifying, investigating and completing an initial business combination

	Up to $300,000	Repayment of loans made to us to cover offering related and organizational expenses.

Up to $1,500,000 in private placement units of the post-business combination entity, converted from working capital loans at a price of $10.00 per unit; the private placement warrants underlying such private placement units may be exercised on a cashless basis along with the public warrants under the circumstances specified in the warrant agreement that may result in material dilution to our public shareholders
Working capital loans to finance transaction costs in connection with an initial business combination

Holders of Class B ordinary shares	Anti-dilution protection upon conversion into Class A ordinary shares at a greater than one-to-one ratio	Issuance of the Class A ordinary shares issuable in connection with the conversion of the founder shares on a greater than one-to-one basis upon conversion.

B&R Technology Sponsor LLC (Cayman), our officers, directors, or our or their affiliates	Finder’s fee, advisory fee, consulting fee or success fee
Any services they render in order to effectuate the completion of our initial business combination.
We may engage one or more affiliates of our sponsor, officers or directors or their respective affiliates to provide additional services to us after this offering, including, for example, identifying potential targets or providing financial advisory services, and may pay such affiliates fair and reasonable fees or other compensation that would be determined at that time in an arm’s length negotiation.

Because our sponsor acquired the founder shares at a nominal price of $0.002 per share, our public shareholders will incur immediate and substantial dilution upon the closing of this offering, assuming no value is ascribed to the warrants included in the units. Further, the Class A ordinary shares issuable in connection with the conversion of the founder shares may result in material dilution to our public shareholders due to the anti-dilution rights of our founder shares that may result in an issuance of Class A ordinary shares on a greater than one-to-one
basis upon conversion. Additionally, our public shareholders may experience dilution from the exercise of the 229,166 private placement warrants (and the up to 253,541 private placement warrants if the underwriter’s overallotment option is exercised in full) into Class A ordinary shares to be purchased in the private placement simultaneously with the closing of this offering. Further, our public shareholders may experience material dilution if the $1,500,000 in working capital loans is fully advanced by the sponsor and the sponsor elects to convert the working capital loans into private placement units at $10.00 per unit, resulting in the sponsor receiving an additional 150,000 private placement units. See the section titled “
Risk Factors
 —
 Risks Relating to our Management
Team
 —
 The nominal purchase price paid by our initial shareholders for the founder shares may result in significant dilution to the implied value of your public shares upon the consummation of our initial business combination and our sponsor is likely to make a substantial profit on its investment in us in the event we consummate an initial business combination, even if the business combination causes the trading price of our ordinary shares to materially decline.
”
and
“
Dilution.
”
The founder shares will automatically convert into Class A ordinary shares immediately prior to, simultaneously with, or immediately following the consummation of our initial business combination (as may be determined by our directors) or earlier at the option of the holder on a one-for-one
basis, subject to adjustment for share
sub-divisions,
share capitalizations, reorganizations, recapitalizations and the like, and subject to further adjustment as provided herein. In the case that additional Class A ordinary shares, or any other equity-linked securities, are issued or deemed issued in excess of the amounts sold in this offering and related to or in connection with the closing of the initial business combination, the ratio at which Class B ordinary shares convert into Class A ordinary shares will be adjusted (unless the holders of a majority of the outstanding Class B ordinary shares agree to waive such adjustment with respect to any such issuance or deemed issuance) so that the number of Class A ordinary shares issuable upon conversion of all Class B ordinary shares will equal, in the aggregate, on an as-converted
basis, approximately 25% of the sum of (i) the total number of all ordinary shares outstanding upon the completion of this offering (including any Class A ordinary shares issued pursuant to the underwriter’s over-allotment option and excluding the Class A ordinary shares underlying the private placement units issued to the sponsor), plus (ii) all Class A ordinary shares and equity-linked securities issued or deemed issued, in connection with the closing of the initial business combination (excluding any shares or equity-linked securities issued, or to be issued, to any seller in the initial business combination and any private placement units and their underlying securities issued to our sponsor or any of its affiliates or to our officers or directors upon conversion of working capital loans); provided that such conversion of founder shares will never occur on a less than one-for-one
basis.
See the section titled “Prospectus Summary
 —
 Founder shares conversion and anti-dilution rights.”
If we raise additional funds through equity or convertible debt issuances, our public shareholders may suffer significant dilution. This dilution would increase to the extent that the anti-dilution provision of the founder shares result in the issuance of Class A ordinary shares on a greater than one-for-one
basis upon conversion of the founder shares at the time of our initial business combination.
Pursuant to a letter agreement to be entered with us, each of our sp ons
or, directors and officers has agreed to restrictions on its ability to transfer, assign, or sell the founder shares and private placement units, as summarized in the table below. In addition to the restrictions set forth below, up to 1,625,000 founder shares are subject to forfeiture to the extent the over-allotment option is not exercised; further, in the event of a transfer of sponsor membership interests by members of our sponsor or their affiliates, there will be an indirect transfer of the founder shares and private placement units held by our sponsor.

Subject Securities	Expiration Date	Natural Persons and Entities Subject to Restrictions	Exceptions to Transfer Restrictions
Founder Shares
The earlier of (i) six months following the consummation of our initial business combination; or (ii) subsequent to the consummation of our initial business combination, the date on which we consummate a transaction which results in all of our shareholders having the right to exchange their shares for cash, securities, or other property subject to certain limited exceptions.
B&R Technology Sponsor LLC (Cayman) David York Clark N. Callander Steven C. Fletcher Jeff Clarke Raymond Bingham David Golden Renée E. LaBran
Transfers permitted (a) to our officers or directors, any affiliates or family members of any of our officers or directors, any members of our sponsor or their affiliates, or any affiliates of our sponsor, (b) in the case of an individual, transfers by gift to members of the individual’s immediate family or to a trust, the beneficiary of which is a member of one of the individual’s immediate family, an affiliate of such person or to a charitable organization; (c) in the case of an individual, transfers by virtue of laws of descent and distribution upon death of the individual; (d) in the case of an individual, transfers pursuant to a qualified domestic relations order; (e) transfers by virtue of the laws of our sponsor’s operating agreement upon dissolution of our sponsor; and (f) transfers by private sales or transfers made in connection with the consummation of a business combination at prices no greater than the price at which the securities were originally purchased.

Private Placement Units	30 days after the completion of our initial business combination	B&R Technology Sponsor LLC (Cayman)	Same as above

Subject Securities	Expiration Date	Natural Persons and Entities Subject to Restrictions	Exceptions to Transfer Restrictions
Any units, warrants, ordinary shares or any other securities convertible into, or exercisable, or exchangeable for, ordinary shares	180 days after the date of this prospectus	B&R Technology Sponsor LLC (Cayman) David York Clark N. Callander Steven C. Fletcher Jeff Clarke Raymond Bingham David Golden Renée E. LaBran
No transfer without the prior written consent of Citigroup Global Markets Inc. provided, however that we may (1) issue and sell the private placement units; (2) issue and sell the additional units to cover our underwriter’s overallotment option (if any); (3) register with the SEC pursuant to an agreement to be entered into concurrently with the issuance and sale of the securities in this offering, the resale of the private placement units and the Class A ordinary shares issuable upon exercise of the warrants and the founder shares; and (4) issue securities in connection with our initial business combination. However, the foregoing shall not apply to the forfeiture of any founder shares pursuant to their terms or any transfer of founder shares to any current or future independent director of the company (as long as such current or future independent director is subject to the terms of the letter agreement, filed herewith, at the time of such transfer; and as long as, to the extent

Subject Securities	Expiration Date	Natural Persons and Entities Subject to Restrictions	Exceptions to Transfer Restrictions
any Section 16 reporting obligation is triggered as a result of such transfer, any related Section 16 filing includes a practical explanation as to the nature of the transfer).